Share Based Compensation (Tables)	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of stock options

							SBC Expense - Three Months Ended
Grant Date	Expiration Date	Exercise Price	Valuation	Volatility	Expected Life (Yrs)	Options Granted	3/31/2025	3/31/2024

3/22/2021	3/22/2026	$0.0900	$190,202	211%	3.4	2,000,000	$0	$0
8/24/2022	8/24/2032	$0.0600	$43,456	178%	5.5	730,000	0	0
10/12/2022	10/12/2032	$0.0600	$106,109	162%	5.5	2,250,000	0	0
1/16/2023	1/16/2028	$0.0675	$13,267	174%	3.3	250,000	0	555
						5,230,000	$0	$555

Schedule of stock option activity

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2023	5,230,000	$0.07	6	$0
Exercised	0	0	0	0
Issued	0	0	0	0
Canceled	0	0	0	0
Balance at December 31, 2024	5,230,000	$0.07	5	0
Exercised	0	0	0	0
Issued	0	0	0	0
Canceled	0	0	0	0
Balance at March 31, 2025	5,230,000	$0.07	4.8	0
Options exercisable at March 31, 2025	5,230,000	$0.07	4.8	0